Material Accounting Policies and Judgments - Principal Subsidiaries (Details)		12 Months Ended
	Aug. 25, 2022	Mar. 31, 2025
Aurora Cannabis Enterprises Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Aurora Deutschland GmbH (“Aurora Deutschland”)
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
TerraFarma Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Whistler Medical Marijuana Corporation (“Whistler”)
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Bevo Agtech Inc. (“Bevo”)
Disclosure of subsidiaries [line items]
Percentage Ownership	50.10%	50.10%
CannaHealth Therapeutics Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
ACB Captive Insurance Company Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Indica Industries Pty Ltd. (“MedReleaf Australia”)
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%